Cost and Estimated Earnings on Uncompleted Contracts	12 Months Ended
Dec. 31, 2022
Southland Holdings [Member]
Cost and Estimated Earnings on Uncompleted Contracts

8.	Cost and Estimated Earnings on Uncompleted Contracts

Contract assets as of December 31, 2022, and December 31, 2021, consisted of the following:

	As of
(Amounts in thousands)	December 31, 2022	December 31, 2021
Costs in excess of billings	$480,825	$356,495
Costs to fulfill contracts, net	32,081	18,129
Contract assets	$512,906	$374,624

Costs and estimated earnings on uncompleted contracts were as follows as of December 31, 2022, and December 31, 2021:

	As of
(Amounts in thousands)	December 31, 2022	December 31, 2021
Costs incurred on uncompleted contracts	$6,874,709	$7,887,047
Estimated earnings	398,917	847,786
Costs incurred and estimated earnings	7,273,626	8,734,833
Less: billings to date	(6,924,358)	(8,489,624)
Costs to fulfill contracts, net	32,081	18,129
Net contract position	$381,349	$263,338

Our net contract position is included on the consolidated balance sheets under the following captions:

	As of
(Amounts in thousands)	December 31, 2022	December 31, 2021
Contract assets	$512,906	$374,624
Contract liabilities	(131,557)	(111,286)
Net contract position	$381,349	$263,338

As of December 31, 2022 and December 31, 2021, we have recorded $260.8 million and $210.2 million, respectively, related to claims. The classification of these amounts are represented on the consolidated balance sheets as of the years ended December 31, 2022 and December 31, 2021, as follows:

(Amounts in thousands)	December 31, 2022	December 31, 2021
Costs in excess of billings	$156,127	$105,102
Investments	104,643	105,124
Claims asset total	$260,770	$210,226

On January 1, 2022, we had contract liabilities of $111.2 million, of which $102.5 million was recognized as revenue during the year ended December 31, 2022.

On January 1, 2021, we had contract liabilities of $284.8 million, of which $161.6 million was recognized as revenue during the year ended December 31, 2021.